Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 3. Summary of Significant Accounting Policies
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. The Company’s fiscal year end is December 31 and, unless otherwise stated, all years and dates refer to the fiscal year.

Basis of Presentation
The consolidated financial statements of the Company have been prepared in accordance with US GAAP. All significant intercompany accounts and transactions have been eliminated in consolidation.
Out-of-period
Adjustments
In the fourth quarter of 2021, the Company recorded immaterial out-of-period
adjustments primarily related to an error in the recognition of stock-based compensation expense of certain RSUs recorded in the second and third quarters of 2021. This resulted in a net $1.6 million increase to stock-based compensation and additional paid in capital for the quarter ended December 31, 2021 with no net impact on the year ended December 31, 2021. Management has determined that this misstatement was not material to any of its previously issued financial statements.
Reporting Currency
The Company’s reporting currency is the U.S. Dollar, while the functional currencies of its foreign subsidiaries are their respective local currencies. The effect of foreign currency translation was immaterial for all periods presented.
Use of Estimates
The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management’s significant estimates include allowance for doubtful accounts, reserve for excess and obsolete inventory, fair value of contingent earnout liability, fair value of earnout share awards, fair value of the private placement warrant liability and assumptions in revenue recognition. Actual results could differ from those estimates.
Treasury Stock
Treasury stock is accounted for using the cost method, with the purchase price of the common stock separately recorded as a deduction from stockholders’ equity (deficit). We account for the retirement of treasury stock by deducting its par value from common stock and reflecting any excess of cost over par value as a deduction from additional paid-in
capital in the consolidated balance sheets.
Revenue Recognition
The Company recognizes revenue in accordance with Accounting Standards Codification (‘‘ASC’’) Topic 606,
Revenue from Contracts with Customers
(“ASC Topic 606”).
Under ASC Topic 606, revenue is recognized when a customer obtains control of promised goods or services in an amount that reflects the consideration which the entity expects to be entitled to in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of the new revenue recognition accounting standard, the Company performs the following five steps:

•	identifies the contract with a customer;

•	identifies the performance obligations in the contract;

•	determines the transaction price;

•	allocates the transaction price to the performance obligations in the contract; and

•	recognizes revenue when (or as) the entity satisfies a performance obligation.

Our customer contracts include multiple products and services. We are required to perform allocations of the contract value to the products and services deemed to be distinct performance obligations by US GAAP in order to recognize revenue at the appropriate time. These allocations are based on a relative standalone selling price methodology, which requires us to determine the standalone selling price for each performance obligation. We utilize selling prices from standalone sales of the product or service when available. However, certain products are not sold on a standalone basis or do not have a sufficient history of standalone sales and we are required to estimate the standalone selling price for the purposes of our allocation. We utilize market information, historical selling practices, and other available information to produce as accurate an estimate as possible.
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of 90 days or less to be cash equivalents. Cash equivalents consists of money market funds and credit card payments in-transit
as of December 31, 2021 and 2020.
Accounts Receivable and Allowance for Doubtful Accounts
Trade accounts receivable are recorded at the invoiced amount and do not bear interest. An allowance for doubtful accounts is provided for those accounts receivable considered to be uncollectible based on management’s assessment of the collectability of the accounts receivable which considers historical write-off
experience and any specific risks identified in customer collection matters.
The following presents the changes in the balance of the Company’s allowance for doubtful accounts:

	Year Ended December 31,
(in thousands)	2021	2020
Balance at beginning of period	$1,070	$1,038
Additions	709	834
Write – offs	(312)	(257)
Recoveries	(446)	(545)

Balance at end of period	$1,021	$1,070

Fair Value of Financial Instruments
The Company is required to provide information according to the fair value hierarchy based on the observability of the inputs used in the valuation techniques. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1 Quoted prices in active markets for identical assets or liabilities.
Level 2 Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table presents information about the Company’s assets that are measured at fair value as of December 31, 2021 and 2020, and indicates the fair value hierarchy of the valuation:

	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2021
Money market funds included in cash and cash equivalents	$286,890	$—	$—	$286,890
Contingent earnout liability	—	—	59,722	59,722
Private placement warrant liability	—	—	2,646	2,646
December 31, 2020
Money market funds included in cash and cash equivalents	$56,907	$—	$—	$56,907
SVB warrant liability	—	—	545	545
The Company remeasures its Common Stock Warrants (as defined below) and Private Placement Warrants (as defined below) at fair value at each reporting period using Level 3 inputs via the Black-Scholes option-pricing model and Binomial Lattice Model, respectively. The valuation of the earnout shares is based on a Monte Carlo simulation. The significant assumptions used in preparing the above models are disclosed in Note 12 Stock Warrants and Note 11 Earnout. All Silicon Valley Bank (“SVB”) warrants were exercised in June 2021. There were no transfers between levels during the periods presented.

(in thousands)	Contingent Earnout Liability	Private Placement Warrant Liability	SVB Warrant Liability
Fair Value as of January 1, 2020	$—	$—	$370
Change in fair value	—	—	175

Fair Value as of December 31, 2020	$—	$—	$545

Fair Value as of January 1, 2021	$—	$—	$545
Recognition of liability acquired as part of the Merger	123,129	5,702	—
Change in fair value	(63,407)	(3,056)	1,248
Exercise of common stock warrants	—	—	(1,793)

Fair Value as of December 31, 2021	$59,722	$2,646	$—

As of December 31, 2020, the fair value of the Company’s debt using Level 2 inputs was approximately $4.7 million calculated using a discounted cash flow method. All debt was paid off in January 2021 as disclosed in Note 8 Borrowings.
Concentration of Credit Risk
Financial instruments which potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents held on deposit at one financial institution and accounts receivable. The Company does not require collateral from customers for amounts owed. At December 31, 2021, one customer represented greater than 10% of the accounts receivable balance. There were no customers representing greater than 10% of the accounts receivable balance as of December 31, 2020. For the years ended December 31, 2021 and 2020, no one customer represented more than 10% of total revenue. Historically, the Company has not experienced any significant credit loss related to any individual customer.

Property and Equipment
Property and equipment are recorded at cost and are depreciated over their estimated useful lives using the straight-line method. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the determination of net income or loss. Repairs and maintenance costs are expensed as incurred.
The cost of property and equipment is depreciated based upon the following asset lives:

Asset Classification	Estimated Useful Life
Machinery and equipment	5 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term
Computer equipment	3 years
Computer software	3 years
Furniture and fixtures	3 years
Impairment of Long-Lived Assets
The Company evaluates whether events or circumstances have occurred that indicate that the estimated remaining useful life of its long-lived assets may warrant reassessment or that the carrying value of these assets may not be recoverable. When a triggering event is identified, management assesses the recoverability of the asset group, which is the lowest level where identifiable cash flows are largely independent, by comparing the expected undiscounted cash flows of the asset group to the carrying value. When the carrying value is not recoverable and an impairment is determined to exist, the asset group is written down to fair value. The Company did not identify any triggering events or record any impairment during the years ended December 31, 2021 and 2020.
Inventory
Inventory is stated at lower of cost and net realizable value. Cost is based on a standard costing system which approximates the cost on a first in, first out method. The Company regularly reviews inventory for excess and obsolescence and records a provision to write down inventory to its net realizable value when carrying value is in excess of this value. The costs include materials, labor, and manufacturing overhead that relate to the acquisition of raw materials and production into finished goods. The net realizable value considers our intent and ability to utilize the inventory prior to perishing as well as the estimated selling price and costs of completion and sale. We regularly review our inventory on hand, product development plans, and sales forecasts to identify carrying values in excess of net realizable value.
Cost of Revenue
Cost of revenue is primarily comprised of cost of product and software subscriptions, maintenance services, personnel-related costs, third party logistics, warranty and maintenance fulfillment costs, and overhead. For the production of consumables, the Company utilizes its internal manufacturing facilities and personnel, while for the production of the Company’s additive manufacturing hardware, third party manufacturers are utilized.
For internally manufactured products, the cost of revenue includes raw material, labor conversion costs, and overhead related to the manufacturing operations, inclusive of associated depreciation. Cost of revenue for maintenance services is comprised of costs associated with the Company’s customer success teams’ provision of remote and on-site
support services to customers in addition to the cost of replacement parts.
The Company’s cost of revenue also includes indirect costs of providing products and services to its customers. These indirect costs consist primarily of reserves for excess and obsolete inventory and stock- based compensation.

Research and Development
The Company expenses all research and development costs as incurred. These costs consist mainly of employee compensation and other personnel-related costs, product prototypes, facility costs, as well as engineering services.
Sales and Marketing
Sales and marketing costs are expensed as incurred and are primarily comprised of personnel-related costs for the Company’s sales and marketing departments, costs related to sales commissions, trades shows, facilities costs, as well as advertising and other demand generating services. Sales and marketing expenses includes advertising costs of $6.0 million and $3.0 million during 2021 and 2020, respectively.
Shipping and Handling Costs
The Company recognizes shipping and handling costs in cost of revenue within the consolidated statements of operations and comprehensive income (loss). When shipping and handling services are provided subsequent to the point in time control is transferred, the Company accounts for the shipping and handling services as a fulfillment activity and accrues the related costs.
Stock-Based Compensation
The Company recognizes expense for stock-based compensation awards based on the estimated fair value of the award on the date of grant, which is amortized on a straight-line basis over the employee’s or director’s requisite service period for service based awards, generally the vesting period of the award. Awards containing market and/or performance conditions are recognized using the graded vesting method, which is an accelerated expense attribution method.
The Company uses the Black-Scholes pricing model to estimate the fair value of options on the date of grant. The use of a valuation model requires management to make certain assumptions with respect to selected model inputs. The Company grants stock options and restricted stock units at exercise prices determined equal to the fair value of common stock on the date of the grant, as determined by the Board of Directors. The fair value of the Company’s common stock at each measurement date prior to the merger was based on a number of factors, including the results of third-party valuations, the Company’s historical financial performance, and observable arms-length sales of the Company’s capital stock including convertible preferred stock, and the prospects of a liquidity event, among other inputs. The computation of expected option life is based on an average of the vesting term and the maximum contractual life of the Company’s stock options, as the Company does not have sufficient history to use an alternative method to the simplified method to calculate an expected life for employees. The Company estimates an expected forfeiture rate for stock options, which is factored into the determination of stock-based compensation expense. The volatility assumption is based on the historical and implied volatility of the Company’s peer group with similar business models. The risk-free interest rate is based on U.S. Treasury zero-coupon
issues with a remaining term equal to the expected life assumed at the date of grant. The dividend yield percentage is zero because the Company does not currently pay dividends nor does the Company intend to do so in the future.
These estimates involve inherent uncertainties and the use of different assumptions may have resulted in stock-based compensation expense that was different from the amounts recorded.
Warranty Reserves
Substantially all of the Company’s hardware products are covered by a standard assurance warranty of one year. In the event of a failure of a product covered by this warranty, the Company may repair or replace the product, at its option. The Company’s warranty reserve reflects estimated material and labor costs for potential or actual product issues for which the Company expects to incur an obligation. The Company periodically assesses the appropriateness of the warranty reserve and adjusts the amount as necessary. If the data used to calculate the appropriateness of the warranty reserve are not indicative of future requirements, additional or reduced warranty reserves may be necessary.
Warranty reserves are included within accrued expenses on the consolidated balance sheets. The following table presents changes in the balance of the Company’s warranty reserve:

	Year Ended December 31,
(in thousands)	2021	2020
Balance at beginning of period	$564	$1,260
Additions to warranty reserve	529	821
Claims fulfilled	(435)	(882)
Change in estimate related to pre-existing warranties	—	(635)

Balance at end of period	$658	$564

Warranty reserve is recorded through cost of revenue in the consolidated statements of operations and comprehensive income (loss).
Common Stock
The holders of the common stock are entitled to one vote for each share held at all meetings of stockholders (and written actions in lieu of meetings).
Dividends may be declared and paid on common stock from funds lawfully available as and when determined by the Board of Directors and subject to any preferential dividend rights of any then outstanding preferred stock. Through the year ended December 31, 2021, no dividends had been declared.
Warrants
Warrants to purchase the Company’s common stock issued in conjunction with the Company’s former term loan facility debt were recorded as a liability and classified as other liabilities on the consolidated balance sheet as of December 31, 2020. The change in the fair value is recognized in other expense in the consolidated statements of operations and comprehensive income (loss).
Warrants to purchase the Company’s Series D convertible preferred stock issued in conjunction with a customer contract were recorded as additional Series D convertible preferred stock and classified as mezzanine equity on the consolidated balance sheet as of December 31, 2020.
Profit (Loss) Per Share
Basic profit (loss) per common share is calculated by dividing net profit (loss) attributable to common stockholders, less any participating dividends, by the weighted average number of common shares outstanding during the applicable period. Diluted profit (loss) per share include shares issuable upon exercise of outstanding stock options and stock-based awards where the conversion of such instruments would be dilutive. See Note 15 for further information.
Income Taxes
The Company files U.S. federal and state tax returns where applicable. The
non-U.S.
subsidiaries file income tax returns in their respective jurisdictions. The Company accounts for income taxes under the asset and liability method, which recognizes deferred tax assets or liabilities for the expected future tax consequences based on the differences between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate, in effect when the differences are expected to reverse. Valuation allowances are provided, if based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. Management judgment is required in determining the Company’s provision for income taxes, the Company’s deferred tax assets and liabilities, and any valuation allowance recorded against those net deferred tax assets.
The Company follows the authoritative guidance on accounting for and disclosure of uncertainty in tax positions which requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination, including resolution of any related appeals of litigation processes, based on the technical merits of the position. For tax positions meeting the more-likely-than-not
threshold, the tax amount recognized in the financial statements is reduced to the largest benefit that has a greater than fifty percent likelihood of being realized upon the ultimate settlement with the relevant taxing authority.
Loss Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs for loss contingencies are expensed as incurred.
Segment Information
The Company determines its chief operating decision maker (“CODM”) based on the person responsible for making resource allocation decisions. Operating segments are components of the business for which the CODM regularly reviews discrete financial information. The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions.
Common Stock Warrant Liabilities
The Company assumed 5,374,984 publicly-traded warrants (“Public Warrants”) and 3,150,000 private placement warrants originally issued by AONE (“Private Placement Warrants” and, together with the Public Warrants, the “Common Stock Warrants”) upon the Merger, all of which were issued in connection with AONE’s initial public offering and subsequent overallotment and entitle the holder to purchase one share of the Common Stock at an exercise price of $11.50 per share. The Common Stock Warrants became exercisable the later of 30 days after the Company completed the Merger or 12 months from the closing of AONE’s initial public offering, but can be terminated on the earlier of 5 years after the Merger, liquidation of the Company, or the Redemption Date as determined by the Company. During the year ended December 31, 2021, no Public Warrants or Private Placement Warrants were exercised. The Public Warrants are publicly traded and are exercisable for cash unless certain conditions occur which would permit a cashless exercise, such as the failure to have an effective registration statement related to the shares issuable upon exercise or redemption by the Company under certain conditions. The Private Placement Warrants are not redeemable for cash so long as they are held by the initial purchasers or their permitted transferees but may be redeemable for common stock if certain other conditions are met. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Company evaluated the Public Warrants and Private Placement Warrants and concluded that the Private Placement Warrants do not meet the criteria to be classified within stockholders’ equity. The agreement governing the Common Stock Warrants includes a provision that, if applied, could result in a different settlement value for the Private Placement Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed
option on the Company’s ordinary shares, the Private Placement
Warrants are not considered to be “indexed to the Company’s own stock.” As the Private Placement Warrants meet the definition of a derivative, the Company recorded these warrants as liabilities on the consolidated balance sheet at fair value, with subsequent changes in their respective fair values recognized in the consolidated statements of operations and comprehensive income (loss) at each reporting date as part of change in fair value of derivative liabilities, as described in Note 12. The provisions referenced above are not applicable to the Public Warrants which do not have differing settlement provisions based on the warrant holder. The Public Warrants are not precluded from being considered indexed to the Company’s stock and were recognized at fair value in stockholders’ equity on the closing of the Merger.
Contingent Earnout Liability
In connection with the Reverse Recapitalization and pursuant to the Merger Agreement,
A-Star,
the sponsor of AONE (the “Sponsor”) surrendered 2,610,000 shares (“Sponsor Earnout Shares”) and holders of Legacy Markforged equity interests as of Closing (“Eligible Markforged Equityholders”) are entitled to receive as additional merger consideration 14,666,667 shares of the Company’s Common Stock (“Markforged Earnout Shares”) upon the Company achieving certain Earnout Triggering Events (as described in the Merger Agreement and Note 11). The contingent obligations to issue Markforged Earnout Shares in respect of Legacy Markforged common stock and release from lock-up
Sponsor Earnout Shares are accounted for as liability classified instruments in accordance with Accounting Standards Codification Topic
815-40,
as the Earnout Triggering Events that determine the number of Sponsor and Markforged Earnout Shares required to be released or issued, as the case may be, include events that are not solely indexed to the fair value of common stock of Markforged. The liability was recognized at the reverse recapitalization date and is subsequently remeasured at each reporting date with changes in fair value recorded in the consolidated statements of operations.
Markforged Earnout Shares issuable to employees with vested Legacy Markforged equity awards and Earnout RSUs (as described in the Merger Agreement) issuable to employees with unvested Legacy Markforged equity awards are considered a separate unit of account from the Markforged Earnout Shares issuable in respect of Legacy Markforged common stock and are accounted for as equity classified stock compensation. The Earnout Shares issuable to employees with vested Legacy Markforged equity awards are not subject to a continued service requirement, thus there is no requisite service period and the value of these shares was recognized as a one-time
stock compensation expense for the grant date fair value. Earnout RSUs are contingent upon an employee completing a service vesting condition equivalent to the remaining requisite service period of the employee’s unvested Legacy Markforged equity award as of Closing. Expense related to Earnout RSUs is recognized using graded vesting over the requisite service period for the Earnout RSUs.
The estimated fair values of the Sponsor Earnout Shares, Markforged Earnout Shares, and Earnout RSUs were determined using a Monte Carlo simulation to model a distribution of potential outcomes on a monthly basis over the five-year Earnout Period as defined in Note 11. The preliminary estimated fair values of Sponsor Earnout Shares, Markforged Earnout Shares, and Earnout RSUs were determined using the most reliable information available, including the current Company Common Stock price, expected volatility, risk-free rate, expected term and dividend rate.
The contingent earnout liability is categorized as a Level 3 fair value measurement (see Fair Value of Financial Instruments accounting policy as described above) because the Company estimated projections during the Earnout Period utilizing unobservable inputs. Contingent earnout payments involve certain assumptions requiring significant judgment and actual results can differ from assumed and estimated amounts.
Recently Adopted Accounting Pronouncements
The Company is provided the option to adopt new or revised accounting guidance as an “emerging growth company” under the Jumpstart Our Business Startups Act of 2012 (“the JOBS Act”) either (1) within the same periods as those otherwise applicable to public business entities, or (2) within the same time periods as private companies, including early adoption when permissible. With the exception of standards the Company elected to early adopt, when permissible, the Company has elected to adopt new or revised accounting guidance within the same time period as private companies.
In June 2018, the FASB issued ASU
No. 2018-07,
Compensation-Stock Compensation (Topic 718): Improvements to Non employee Share-Based Payment Accounting
(“ASU
2018-07”),
which substantially aligns the measurement and classification guidance for share based payments to non employees with the guidance for share based payments to employees. The ASU also clarifies that any share based payment issued to a customer should be evaluated by ASC Topic 606 and the consideration payable to a customer guidance. The new ASU was adopted using a modified retrospective transition approach. The ASU is effective for the Company beginning January 1, 2020 for annual periods and January 1, 2021 for interim periods. The adoption of this standard on January 1, 2020 did not have a material effect on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement
(“ASU
2018-13”),
which modifies the disclosure requirements on fair value measurements in ASC 820, Fair Value Measurement. After the adoption of this update, an entity will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; the policy for timing of transfers between levels; the valuation processes for Level 3 fair value measurements. ASU
2018-13
is effective in fiscal years beginning after December 15, 2019. The amendments on changes in unrealized gains and losses are applied prospectively for only the most recent period presented in the initial fiscal year of adoption. The adoption of this standard on January 1, 2020 did not have an impact on the consolidated financial statements of the Company.
In November 2019, the FASB issued ASU
2019-08,
Compensation Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Codification Improvements — Share-Based Consideration Payable to a Customer
(“ASU
2019-08”),
which requires that share based consideration payable to a customer is measured under stock compensation guidance. Under ASU
2019-08,
awards issued to customers are measured and classified following the guidance in Topic 718 while the presentation of the fair value of the award is determined following the guidance in ASC 606. ASU
2019-08
is effective in fiscal years beginning after December 15, 2019. The new ASU was adopted using a modified retrospective transition approach. The adoption of this standard on January 1, 2020 did not have an impact on the consolidated financial statements.
In August 2018, the FASB issued ASU
2018-15,
Intangibles — Goodwill and Other —
Internal-Use
Software (Subtopic
350-40)
(“ASU
2018-15”),
which aligns the requirements for capitalizing implementation costs incurred where the entity is the customer in a hosting arrangement that is a service contract with those of developing or obtaining internal-use
software. These changes become effective for the Company for the fiscal year beginning on January 1, 2021 and interim periods beginning on January 1, 2022, with early adoption permitted. The adoption of this standard on January 1, 2021 did not have a material effect on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740) — Simplifying the Accounting for Income Taxes
(“ASU
2019-12”)
,
which simplifies the accounting for income taxes by eliminating some exceptions to the general approach in Accounting Standards Codification 740,
Income Taxes
. It also clarifies certain aspects of the existing guidance to promote more consistent application. As a result of the ASU, accounting for changes in tax law and year-to-date
losses in interim periods will be simplified. These changes became effective for the Company for the fiscal year beginning after December 15, 2020 and interim periods within those fiscal years. The adoption of ASU
2019-12
did not have a material impact on the consolidated financial statements.
In October 2021, the FASB issued ASU
No. 2021-08,
Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
(“ASU
2021-08”).
The guidance improves the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and certain inconsistencies in application. Under current GAAP, an acquirer generally recognizes contract assets acquired and liabilities assumed in a business combination at fair value on the acquisition date. The amendments in this update require that an acquirer recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606 as if it had originated the contracts. The guidance is effective for annual reporting periods beginning after December 15, 2022, including interim periods therein. Early adoption is permitted, including in an interim period for which the financial statements have not been issued. If early adopting in an interim period, the Company is required to apply the amendments to all prior business combinations that have occurred since the beginning of the fiscal year that includes the interim period of application. The Company adopted ASU
2021-08
in October 2021 and the adoption did not have a material impact on the Company’s consolidated financial statements.
Recent Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
which requires immediate recognition of expected credit losses for financial assets carried at amortized cost, including trade and other receivables, loans and commitments, held-to-maturity
debt securities and other financial assets, held at the reporting date to be measured based on historical experience, current conditions and reasonable supportable forecasts. The new credit loss model does not have a minimum threshold for recognition of impairment losses and entities will need to measure expected credit losses on assets that have a low risk of loss. These changes become effective for the Company on January 1, 2023. The Company is currently evaluating the impact that the adoption of ASU
2016-13
will have on its consolidated financial statements.
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
(“ASU
2016-02”),
which improves transparency and comparability among companies by recognizing lease assets and lease liabilities on the balance sheet and by disclosing key information about leasing arrangements. ASU
2016-02
requires lessees to recognize assets and liabilities on the balance sheet for all leases with terms longer than twelve months. The new standard also requires lessees to apply a dual approach, classifying leases as either finance or operating leases. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. These changes become effective for the Company for the fiscal year beginning on January 1, 2022 and interim periods beginning on January 1, 2023, with early adoption permitted. The Company previously disclosed that it would adopt ASU
2016-02
for its 2021 fiscal year; the Company has reevaluated the planned adoption date and has determined it will adopt ASU
2016-02
for its 2022 fiscal year. Although the Company is currently evaluating the method of adoption of this guidance and the impact that the adoption of ASU
2016-02
will have on its consolidated financial statements, it expects changes to its balance sheet due to the recognition of right-of-use
assets and lease liabilities related to its leases. In August 2018, the FASB issued ASU
2018-11,
Targeted Improvements to ASC 842
, which includes an option to not restate comparative periods in transition and elect to use the effective date of ASC 842, Leases, as the date of initial application of transition. The Company has elected this option and consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2022.
The new standard provides a number of optional practical expedients in transition. The Company expects to elect the “package of practical expedients”, which permits the Company not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. The new standard also provides practical expedients for an entity’s ongoing accounting. The Company expects to elect the short-term lease recognition exemption for all leases that qualify. This means, for those assets that qualify, the Company will not recognize ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition.
Based on its current lease portfolio, the Company estimates that the adoption of this ASU will result in an addition of approximately $10.0 - $15.0 million in ROU assets and liabilities being reflected on its Consolidated Balance Sheet as of January 1, 2022.